PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited)
1
Voya Small Cap Growth Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 95 .7%
Consumer Discretionary : 13 .4%
446,514  Camping World
Holdings, Inc. - Class A
$ 9,796,517
0 .8
72,337
(1)
Cava Group, Inc.
8,249,311
0 .7
194,952  Century Communities,
Inc.
19,508,847
1 .7
231,068
Churchill Downs, Inc.
32,111,520
2 .7
148,429
(1)
Dutch Bros, Inc.
- Class A
4,601,299
0 .4
363,596
(1)
Genius Sports Ltd.
2,770,602
0 .2
36,638  Installed Building
Products, Inc.
8,144,994
0 .7
112,733
(1)
Kura Sushi USA, Inc.
- Class A
7,439,251
0 .6
136,404
(1)
Modine Manufacturing
Co.
16,579,906
1 .4
124,834
Patrick Industries, Inc.
16,131,049
1 .4
322,336
(1)
Skyline Champion
Corp.
30,109,406
2 .6
23,985  Strategic Education,
Inc.
2,314,552
0 .2
157,757,254
13 .4
Consumer Staples : 0 .7%
96,541
MGP Ingredients, Inc.
8,649,108
0 .7
Energy : 4 .4%
1,613,356
(1)
Helix Energy Solutions
Group, Inc.
18,101,855
1 .5
491,885  Northern Oil and Gas,
Inc.
19,567,185
1 .7
153,466
(1)
Tidewater, Inc.
13,612,434
1 .2
51,281,474
4 .4
Financials : 4 .5%
159,249
Moelis & Co. - Class A
10,636,241
0 .9
64,651
Piper Sandler Cos.
17,630,327
1 .5
375,094
(1)
Skyward Specialty
Insurance Group, Inc.
15,330,092
1 .3
108,296  Western Alliance
Bancorp
8,845,617
0 .8
52,442,277
4 .5
Health Care : 27 .6%
118,051
(1)
Addus HomeCare
Corp.
15,701,964
1 .3
272,534
(1)
ADMA Biologics, Inc.
4,717,564
0 .4
204,851
(1)
Alkermes PLC
5,828,011
0 .5
383,525
(1)
Amicus Therapeutics,
Inc.
4,452,725
0 .4
44,860
(1)
Arcellx, Inc.
3,083,676
0 .3
137,500
(1)
Arrowhead
Pharmaceuticals, Inc.
3,276,625
0 .3
123,809
(1)
Avidity Biosciences,
Inc.
5,447,596
0 .5
42,564
(1)
Axsome Therapeutics,
Inc.
3,782,237
0 .3
128,823
(1)
Biohaven Ltd.
5,075,626
0 .4
483,112
(1)
BioLife Solutions, Inc.
12,502,939
1 .1
122,983
Bio-Techne Corp.
9,099,512
0 .8
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
75,809
(1)
Blueprint Medicines
Corp.
$ 7,242,792
0 .6
103,877
(1)
Corcept Therapeutics,
Inc.
3,666,858
0 .3
165,035
(1)
Crinetics
Pharmaceuticals, Inc.
8,756,757
0 .7
90,320
(1)
Dyne Therapeutics,
Inc.
4,162,849
0 .4
63,799
Ensign Group, Inc.
9,656,617
0 .8
216,584
(1)
Exact Sciences Corp.
13,361,067
1 .1
147,730
(1)
Haemonetics Corp.
11,165,433
0 .9
149,397
(1)
Halozyme
Therapeutics, Inc.
9,538,998
0 .8
103,519
(1)
Ideaya Biosciences,
Inc.
4,089,001
0 .3
166,553
(1)
Insmed, Inc.
12,736,308
1 .1
42,066
(1)
Insulet Corp.
8,529,723
0 .7
27,626
(1)
Krystal Biotech, Inc.
5,390,385
0 .5
165,143
(1)
Lantheus Holdings,
Inc.
17,582,775
1 .5
18,676
(1)
Madrigal
Pharmaceuticals, Inc.
4,615,400
0 .4
202,285
(1)
Merit Medical Systems,
Inc.
19,556,914
1 .7
119,254
(1)
Natera, Inc.
14,102,978
1 .2
38,889
(1)
Nuvalent, Inc. - Class A
3,310,621
0 .3
375,357
(1)
Option Care Health,
Inc.
12,018,931
1 .0
319,917
(1)
PACS Group, Inc.
12,691,107
1 .1
68,837
(1)
Repligen Corp.
10,389,568
0 .9
119,613
(1)
Revolution Medicines,
Inc.
5,099,102
0 .4
450,475  Select Medical
Holdings Corp.
16,248,633
1 .4
218,304
Simulations Plus, Inc.
7,913,520
0 .7
90,626
(1)
SpringWorks
Therapeutics, Inc.
3,780,010
0 .3
71,076
(1)
Tenet Healthcare Corp.
11,787,244
1 .0
77,701
(1)
Twist Bioscience Corp.
3,359,791
0 .3
126,839
(1)
Vaxcyte, Inc.
10,243,518
0 .9
323,965,375
27 .6
Industrials : 17 .0%
27,747
(1)
CACI International, Inc.
- Class A
13,543,866
1 .1
41,584
(1)
Chart Industries, Inc.
5,089,882
0 .4
84,693
(1)
Clean Harbors, Inc.
20,826,009
1 .8
265,458
(1)
Construction Partners,
Inc. - Class A
17,514,919
1 .5
348,807
Flowserve Corp.
17,398,493
1 .5
185,038
FTAI Aviation Ltd.
23,649,707
2 .0
197,844  Helios Technologies,
Inc.
8,742,726
0 .7
96,070
Herc Holdings, Inc.
14,061,766
1 .2
119,523
(1)
Kirby Corp.
14,333,198
1 .2
58,712
(1)
MYR Group, Inc.
5,918,170
0 .5
117,519
(1)
NV5 Global, Inc.
11,297,101
1 .0
18,223
(1)
Saia, Inc.
6,848,750
0 .6
81,957
(1)
SiteOne Landscape
Supply, Inc.
11,626,420
1 .0

PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited) (continued)
2
Voya Small Cap Growth Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
148,746
VSE Corp.
$ 13,837,840
1 .2
261,642
(1)
WNS Holdings Ltd.
15,489,206
1 .3
200,178,053
17 .0
Information Technology : 24 .2%
184,083
(1)
ACI Worldwide, Inc.
9,270,420
0 .8
134,638
(1)
Agilysys, Inc.
15,227,558
1 .3
1,145,406
(1)
Applied Digital Corp.
4,180,732
0 .4
98,076
(1)
Axcelis Technologies,
Inc.
10,722,649
0 .9
648,077
(1)
Couchbase, Inc.
12,715,271
1 .1
43,002
(1)
CyberArk Software Ltd.
12,330,394
1 .0
704,934
(1)
ExlService Holdings,
Inc.
25,758,288
2 .2
94,079
(1)
Globant SA
19,026,537
1 .6
67,806
(1)
Guidewire Software,
Inc.
10,087,499
0 .9
105,930
Littelfuse, Inc.
28,834,146
2 .5
51,197
(1)
Lumentum Holdings,
Inc.
2,949,459
0 .2
41,532
(1)
Onto Innovation, Inc.
8,855,453
0 .7
155,185
(1)
Q2 Holdings, Inc.
11,516,279
1 .0
242,713
(1)
Rambus, Inc.
10,854,125
0 .9
588,247
(1)
SentinelOne, Inc.
- Class A
13,859,099
1 .2
159,423  Silicon Motion
Technology Corp.,
ADR
10,134,520
0 .9
118,663
(1)
SiTime Corp.
17,165,790
1 .5
76,476
(1)
SPS Commerce, Inc.
15,275,316
1 .3
332,095
(1)
Tenable Holdings, Inc.
13,708,882
1 .2
411,174
(1)
Tower Semiconductor
Ltd.
18,169,779
1 .5
67,238  Universal Display
Corp.
13,025,345
1 .1
283,667,541
24 .2
Materials : 3 .9%
199,044
HB Fuller Co.
17,050,109
1 .4
89,784
Innospec, Inc.
10,348,504
0 .9
452,464
(1)
Summit Materials, Inc.
- Class A
18,324,792
1 .6
45,723,405
3 .9
Total Common Stock
(Cost $908,004,801)
1,123,664,487
95 .7
EXCHANGE-TRADED FUNDS : 1 .6%
179,668  SPDR S&P Biotech
ETF
18,193,182
1 .6
Total Exchange-Traded
Funds
(Cost $14,537,098)
18,193,182
1 .6
Total Long-Term
Investments
(Cost $922,541,899)
1,141,857,669
97 .3
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2 .6%
Mutual Funds : 2 .6%
30,423,000
(2)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.190%
(Cost $30,423,000) $ 30,423,000 2 .6
Total Short-Term
Investments
(Cost $30,423,000)
$ 30,423,000
2 .6
Total Investments in
Securities
(Cost $952,964,899) $ 1,172,280,669 99 .9
Assets in Excess of
Other Liabilities 1,533,757 0.1
Net Assets $ 1,173,814,426 100.0
ADR American Depositary Receipt
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of August 31, 2024.

PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited) (continued)
3
Voya Small Cap Growth Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2024
Asset Table
Investments, at fair value
Common Stock* $ 1,123,664,487 $ — $ — $ 1,123,664,487
Exchange-Traded Funds 18,193,182 — — 18,193,182
Short-Term Investments 30,423,000 — — 30,423,000
Total Investments, at fair value $ 1,172,280,669 $ — $ — $ 1,172,280,669
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 237,566,665
Gross Unrealized Depreciation (18,250,894)
Net Unrealized Appreciation $ 219,315,771